Note 3 - Exit Activities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	EXIT ACTIVITIES

In
December
2014,
the Company determined to dissolve the Intelligent Power Group, one
of the product lines of the Company’s Integrated Circuit Group, which comprised of the IC products such as DC/DC controller ICs, battery charger controllers ICs, charger ICs, and LDO Regulator ICs. The actions taken to dissolve the Intelligent Power Group resulted in significantly reducing the developing activities of the Intelligent Power products, and terminating the related workforce.

For the year ended
December
31,
2014,
the Company recorded costs associated with exit activities of
$3,027,000,
of which
$82,000
and
$2,945,000
were related to a loss on asset write-off and
one
-time employee termination benefits, respectively. The Company determined that those assets directly held/carried by the Intelligent Power Group provided no future benefit and recognized a loss on asset write-off, including property and equipment of
$24,000,
and deferred charges of
$58,000.
As of
December
31,
2014,
one
-time employee termination benefits of
$2,945,000
were accrued and recorded as accrued expenses and other current liabilities on the balance sheet, which had been settled in
2015.
No further transactions were occurred for the year ended
December
31,
2016.